CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
CASH FLOW FROM OPERATING ACTIVITIES
Net loss		$ (6,719)	$ (7,874)	$ (21,910)	[1]	$ (49,934)	[1]	$ (8,711)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		908	963	3,912	[1]	3,914	[1]	455	[1]
Amortization of debt issuance costs		204	0	481	[1]	0	[1]	321	[1]
Share-based compensation expense		287	1,612	2,200	[1]	3,385	[1]	270	[1]
Provision for doubtful accounts		223	177	1,195	[1]	2,346	[1]	175	[1]
Allowance for inventory obsolescence		0	0	0	[1]	700	[1]	0	[1]
Termination of branding rights agreement		0	0	4,359	[1]	0	[1]	0	[1]
Loss on sale of assets		0	0	0	[1]	446	[1]	0	[1]
Warrants issued in exchange for services		0	0	0	[1]	0	[1]	87	[1]
Unrealized gain on change in fair value of investments		(106)	(85)	(548)	[1]	1,713	[1]	0	[1]
Changes in operating assets and liabilities:
Accounts receivable		(1,500)	929	966	[1]	(6,230)	[1]	(1,693)	[1]
Inventory		(655)	1,400	485	[1]	1,580	[1]	(8,127)	[1]
Prepaid expenses and other current assets		1,058	(485)	(1,043)	[1]	(463)	[1]	(1,568)	[1]
Other assets		152	0	18	[1]	(2,000)	[1]	(7)	[1]
Accounts payable and accrued expenses		(940)	(3,484)	2,222	[1]	5,207	[1]	(651)	[1]
Other current and long-term liabilities		0	4,496	(90)	[1]	13	[1]	1,217	[1]
Net cash used in operating activities		(7,088)	(2,351)	(7,752)	[1]	(39,323)	[1]	(18,232)	[1]
CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from asset sales		1,980	0	743	[1]	1,455	[1]	0	[1]
Net cash received from disposition of business interest		0	0	500	[1]	0	[1]	0	[1]
Purchases of property and equipment		(380)	(1,227)	(6,850)	[1]	(9,991)	[1]	(2,628)	[1]
Acquisition of business assets, net		(40,983)	0	0	[1]	0	[1]	0	[1]
Investment in corporate interests		0	(57)	0	[1]	(1,525)	[1]	(148)	[1]
Net cash used in investing activities		(39,383)	(1,284)	(5,607)	[1]	(10,061)	[1]	(2,776)	[1]
CASH FLOW FROM FINANCING ACTIVITIES
Principal payments on lease obligations		(580)	(501)	(2,951)	[1]	(1,155)	[1]	(40)	[1]
Payments on notes payable		(30)	(8)	(4,267)	[1]	(106)	[1]	(850)	[1]
Proceeds from lease financing		0	120	671	[1]	0	[1]	0	[1]
Proceeds from notes payable		0	3,800	3,800	[1]	76	[1]	500	[1]
Proceeds from convertible debentures, net of financing costs		0	0	15,281	[1]	0	[1]	0	[1]
Proceeds from exercise of warrants and options		665	0	210	[1]	0	[1]	0	[1]
Issuance of subordinate voting shares for acquisition		34,237	0	0	[1]	3,200	[1]	0	[1]
Payment of debt issuance costs		0	(532)	0	[1]	0	[1]	0	[1]
Proceeds from subordinate voting share offering		0	0	26,930	[1]	0	[1]	0	[1]
Fees on subordinate voting share offering		0	0	(1,909)	[1]	0	[1]	0	[1]
Proceeds from share offering		0	0	0	[1]	0	[1]	29,479	[1]
Proceeds from brokered private placement		0	0	0	[1]	40,195	[1]	0	[1]
Fees on public brokered private placement		0	0	0	[1]	(1,919)	[1]	0	[1]
Proceeds from exercise of options		0	0	0	[1]	127	[1]	0	[1]
Net cash provided by financing activities		34,292	2,879	37,765	[1]	40,418	[1]	29,089	[1]
Change in cash and cash equivalents		(12,179)	(756)	24,407	[1]	(8,966)	[1]	8,081	[1]
Cash and cash equivalents - beginning of year	[1]	25,751	1,344	1,344		10,310		2,229
Cash and cash equivalents - end of period		13,452	587	25,751	[1]	1,344	[1]	10,310	[1]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest		846	675	3,332	[1]	2,147	[1]	114	[1]
Cash paid during the period for income taxes		91	0	262	[1]	105	[1]	33	[1]
OTHER NONCASH INVESTING AND FINANCING ACTIVITIES
Purchase of property and equipment not yet paid for		0	0	362	[1]	0	[1]	0	[1]
Property and equipment acquired via capital lease		0	110	7,416	[1]	0	[1]	0	[1]
Issuance of subordinate voting shares in exchange for net assets acquired		34,115	0	0	[1]	0	[1]	0	[1]
Liabilities assumed and receivable forgiveness in exchange for net assets acquired		3,460	0	0	[1]	0	[1]	0	[1]
Debt and associated accrued interest converted to subordinate voting shares		666	0	0	[1]	0	[1]	0	[1]
Shares Issued in exchange for asset investment		0	0	179	[1]	0	[1]	350	[1]
Issuance of warrants		0	0	1,620	[1]	2,291	[1]	0	[1]
Shares issued to acquiree in connection with reverse takeover		0	0	0	[1]	1,513	[1]	0	[1]
Issuance of supervoting shares		0	0	(39)	[1]	40	[1]	0	[1]
Acquisition of private entities		0	0	0	[1]	1,028	[1]	571	[1]
Shares issued in connection with convertible debenture conversion		0	0	75	[1]	0	[1]	0	[1]
Shares issued in connection with debt and accured interest conversion		0	0	0	[1]	0	[1]	13,006	[1]
Stock options issued associated with an acquisition		$ 0	$ 0	$ 116	[1]	$ 0	[1]	$ 0	[1]

[1]	Restated